UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY
Investment Company Act file number:  811-21165

Name of Registrant: The CINTRA Select Fund, Inc.

Name and address of agent for service: J. Mitchell Reese, 1725 I Street NW, Suite 300
Washington, DC 20006

Registrant's telephone number, including area code: (202)349-3908

Date of fiscal year end: March 31

Date of reporting period: July1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other Than a small business investment company registered on Form N-5 (ss. Ss. 239.24 And 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the Investment Company Act of 1940 and rule 30bl-4 thereunder (17CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, Disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and The Commission will make this information public. A registrant is not required To respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control Number. Please direct comments concerning the accuracy of the information Collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the Clerance requirements of 44 U.S.C. ss. 3507.

ITEM 1: Proxy Voting Record

The Fund held no voting securities during the period covered by this report. No records are attached.



Signatures

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the Undersigned, thereunto duly authorized.

The CINTRA Select Fund, Inc.

BY: /s/ J. Mitchell Reese
    ---------------------
    J. Mitchell Reese
    President

Date: December 8, 2004